Stock-Based Compensation - Summary of Company's stock option activity (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Based Compensation [Line Items]
Number of Options, Beginning Balance	95,062,546		100,272,113
Number of Options, Granted	5,382,161	43,241,076
Number of Options, Exercised	4,714,295	5,223,413
Number of Options, Forfeited/Cancelled	5,648,323	43,227,230
Number of Options, Ending Balance	90,082,089	95,062,546		100,272,113
Number of Options, Exercisable	79,966,798	77,771,189
Weighted Avg Exercise Price, Beginning Balance	$ 0.21		$ 0.15
Weighted Avg Exercise Price, Granted	0.58	$ 0.31
Weighted Avg Exercise Price, Exercised	0.21	0.2
Weighted Avg Exercise Price, Forfeited/Cancelled	0.26	0.18
Weighted Avg Exercise Price, Ending Balance	0.23	0.21		$ 0.15
Weighted Avg Exercise Price, Exercisable	$ 0.21	$ 0.2
Weighted Avg Remaining Contractual Life	6 years 2 months 12 days		7 years 2 months 12 days	7 years 9 months 18 days
Weighted Avg Remaining Contractual Life, Exercisable		5 years 10 months 24 days	5 years 9 months 18 days
Aggregate Intrinsic Value, Beginning Balance		$ 35,180	$ 15,891
Aggregate Intrinsic Value, Ending Balance	$ 203,691		$ 35,180	$ 15,891
Aggregate Intrinsic Value, Exercised	$ 182,598	$ 29,566